STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 3,841,585	$ 3,237,254	$ 3,663,035
EXPENSES
Charges to contract owners for assuming mortality and expense risk and for administration	481,549	470,364	454,070
NET INVESTMENT INCOME	3,360,036	2,766,890	3,208,965
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	1,727,205	5,666,123	2,968,823
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(136,991)	67,194	255,627
NET GAIN (LOSS) ON INVESTMENTS	1,590,214	5,733,317	3,224,450
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,950,250	$ 8,500,207	$ 6,433,415